INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Investment Portfolio by Major Security Type

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,203.2	$56.3	$(16.9)	$0	$3,242.6	20.9%
State and local government obligations	1,955.5	43.0	(9.4)	0	1,989.1	12.8
Corporate debt securities	2,579.0	78.1	(13.3)	2.3	2,646.1	17.0
Residential mortgage-backed securities	567.1	17.8	(21.3)	0	563.6	3.6
Commercial mortgage-backed securities	1,772.1	66.9	(6.9)	0	1,832.1	11.8
Other asset-backed securities	1,063.9	12.4	(2.2)	(.1)	1,074.0	6.9
Redeemable preferred stocks	490.0	29.6	(17.1)	0	502.5	3.3

Total fixed maturities	11,630.8	304.1	(87.1)	2.2	11,850.0	76.3
Equity securities:
Nonredeemable preferred stocks	601.3	560.2	0	(3.9)	1,157.6	7.5
Common equities	1,021.7	406.5	(3.2)	0	1,425.0	9.2
Short-term investments:
Other short-term investments	1,090.8	0	0	0	1,090.8	7.0

Total portfolio[2,3]	$14,344.6	$1,270.8	$(90.3)	$(1.7)	$15,523.4	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2011	2010
Fixed maturities:
Corporate debt securities	$234.9	$176.4
Other asset-backed securities	15.5	14.9

Total fixed maturities	250.4	191.3
Equity securities:
Nonredeemable preferred stocks	14.2	52.8

Total hybrid securities	$264.6	$244.1

Composition of Fixed Matuities by Maturity

The composition of fixed maturities by maturity at December 31, 2011, was:

(millions)	Cost	Fair Value
Less than one year	$1,399.0	$1,418.8
One to five years	8,582.6	8,850.9
Five to ten years	1,380.9	1,398.0
Ten years or greater	92.5	90.9

Total[1]	$11,455.0	$11,758.6

[1]	Excludes $0.7 million of gains on the open credit default swap positions.

Gross Unrealized losses by Major Security

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
U.S. government obligations	$0	$0	$0	$0	$0	$0
State and local government obligations	93.6	(.6)	79.5	(.5)	14.1	(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Fixed maturities:
U.S. government obligations	$495.3	$(16.9)	$495.3	$(16.9)	$0	$0
State and local government obligations	461.9	(9.4)	454.0	(8.7)	7.9	(.7)
Corporate debt securities	589.3	(13.3)	541.3	(11.6)	48.0	(1.7)
Residential mortgage-backed securities	314.1	(21.3)	74.0	(1.0)	240.1	(20.3)
Commercial mortgage-backed securities	332.0	(6.9)	269.7	(3.1)	62.3	(3.8)
Other asset-backed securities	214.8	(2.2)	209.8	(1.1)	5.0	(1.1)
Redeemable preferred stocks	216.7	(17.1)	0	0	216.7	(17.1)

Total fixed maturities	2,624.1	(87.1)	2,044.1	(42.4)	580.0	(44.7)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total equity securities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total portfolio	$2,684.6	$(90.3)	$2,101.4	$(45.5)	$583.2	$(44.8)

Total Non-Credit Portion of Other-Than-Temporary Impairment (OTTI) Recorded in Accumulated Other Comprehensive Income (AOCI), Reflecting Orginal Non-Credit Loss at the Time Credit Impairment

The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2011	2010
Fixed maturities:
Residential mortgage-backed securities	$(44.8)	$(44.3)
Commercial mortgage-backed securities	(1.0)	(1.0)

Total fixed maturities	$(45.8)	$(45.3)

OTTI Credit Losses Recognized in Earnings

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2011 and 2010, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2010	$41.1	$.9	$6.5	$48.5
Credit losses for which an OTTI was previously recognized	3.0	.3	0	3.3
Credit losses for which an OTTI was not previously recognized	2.4	1.0	0	3.4
Change in recoveries of future cash flows expected to be collected[1]	(5.3)	(.4)	0	(5.7)
Reductions for previously recognized credit impairments written down to fair value[3]	(8.9)	(.8)	0	(9.7)

Ending balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)

The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2011	2010	2009
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$59.1	$39.8	$103.1
State and local government obligations	3.5	10.0	35.2
Corporate and other debt securities	23.0	30.9	20.5
Residential mortgage-backed securities	2.0	0	0
Commercial mortgage-backed securities	.3	1.0	.8
Other asset-backed securities	2.1	.8	0
Redeemable preferred stocks	4.6	8.5	0

Total fixed maturities	94.6	91.0	159.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	32.6
Common equities	11.9	13.8	148.5

Subtotal gross realized gains on security sales	255.4	188.4	340.7

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(9.3)	(12.9)	(2.1)
State and local government obligations	0	0	(7.6)
Corporate and other debt securities	(3.5)	(.5)	(.5)
Residential mortgage-backed securities	0	0	(3.2)
Commercial mortgage-backed securities	0	0	(9.9)
Other asset-backed securities	0	0	(.7)
Redeemable preferred stocks	(2.2)	(5.2)	0

Total fixed maturities	(15.0)	(18.6)	(24.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(57.3)
Common equities	(36.5)	(7.2)	(40.0)

Subtotal gross realized losses on security sales	(51.5)	(25.8)	(121.3)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	49.8	26.9	101.0
State and local government obligations	3.5	10.0	27.6
Corporate and other debt securities	19.5	30.4	20.0
Residential mortgage-backed securities	2.0	0	(3.2)
Commercial mortgage-backed securities	.3	1.0	(9.1)
Other asset-backed securities	2.1	.8	(.7)
Redeemable preferred stocks	2.4	3.3	0

Total fixed maturities	79.6	72.4	135.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	(24.7)
Common equities	(24.6)	6.6	108.5

Subtotal net realized gains (losses) on security sales	203.9	162.6	219.4

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(3.3)	(11.1)	(32.0)
Commercial mortgage-backed securities	(.6)	(1.9)	(.9)
Redeemable preferred stocks	0	0	(6.1)

Total fixed maturities	(3.9)	(13.0)	(39.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(158.8)
Common equities	(.2)	(.5)	(10.3)

Subtotal other-than-temporary impairment losses	(4.1)	(13.5)	(208.1)

Net holding period gains (losses)
Hybrid securities	1.7	5.5	14.5
Derivative instruments	(98.9)	(58.5)	1.3

Subtotal net holding period gains (losses)	(97.2)	(53.0)	15.8

Total net realized gains (losses) on securities	$102.6	$96.1	$27.1

Components of Net Investment Income

The components of net investment income for the years ended December 31, were:

(millions)	2011	2010	2009
Fixed maturities:
U.S. government obligations	$58.0	$80.8	$79.6
State and local government obligations	60.0	65.4	91.9
Corporate debt securities	106.7	84.3	48.2
Residential mortgage-backed securities	18.6	21.7	33.4
Commercial mortgage-backed securities	83.4	99.1	90.7
Other asset-backed securities	24.5	21.8	9.7
Redeemable preferred stocks	33.0	45.5	47.5
Other debt obligations	0	0	.3

Total fixed maturities	384.2	418.6	401.3
Equity securities:
Nonredeemable preferred stocks	57.7	70.6	89.7
Common equities	35.7	27.3	13.3
Short-term investments:
Other short-term investments	2.4	3.6	2.7

Investment income	480.0	520.1	507.0
Investment expenses	(13.5)	(11.9)	(11.1)

Net investment income	$466.5	$508.2	$495.9

Derivative Instruments

The following table shows the status of our derivative instruments at December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009; amounts are on a pretax basis:

(millions)					Balance Sheet			Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2011	2010	2009	Purpose	Classification	2011	2010	2011	2010	2009
Hedging instruments
Closed:
Foreign currency cash flow hedge	$0	$0	$8	Forecasted transaction	Accumulated other comprehensive income	$0	$0	$0	$0	$0

Ineffective cash flow hedge	15	223	0	Manage interest rate risk	NA	0	0	.3	5.8	0

Non-hedging instruments
Assets:
Interest rate swaps	0	0	713	Manage portfolio duration	Investments - fixed maturities	0	0	0	0	.1

Corporate credit default swaps	25	35	0	Manage credit risk	Investments - fixed maturities	.7	1.3	(.2)	2.5	0

Liabilities:
Interest rate swaps	1,263	713	0	Manage portfolio duration	Other liabilities	(76.1)	(41.7)	(74.0)	(66.6)	0

Corporate credit default swaps	0	0	25	Manage credit risk	Other liabilities	0	0	0	0	(.6)

Closed:
Interest rate swaps	350	0	4,186	Manage portfolio duration	NA	0	0	(25.5)	0	10.4

Corporate credit default swaps	10	25	7	Manage credit risk	NA	0	0	.5	(.2)	(.4)

Equity options[2] (177,190 contracts)	NA	NA	NA	Manage price risk	NA	0	0	0	0	(9.1)

Foreign currency trade	0	0	8	Manage currency risk	NA	0	0	0	0	.9

Total	NA	NA	NA			$(75.4)	$(40.4)	$(98.9)	$(58.5)	$1.3

[1]The	amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.

[2]Each	contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2011 or 2010.

NA = Not Applicable